Significant Accounting Policies - Schedule of Cumulative Effect of Initially Applying New Lease Accounting Standard (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017
Assets
Operating lease right-of-use assets	$ 33,102
Liabilities and Stockholders' Equity
Current portion of operating lease liabilities	7,839
Accrued expenses and other current liabilities	25,572		$ 33,015	$ 35,862	$ 29,891	$ 33,299	$ 30,669	$ 36,115	$ 29,962
Operating lease liabilities, net of current portion	29,663
Deferred rent and other long-term liabilities	$ 5,558		$ 6,623	$ 5,924	$ 4,802	$ 4,549	$ 3,964	$ 3,438	$ 3,464
ASU 2016-02 [Member]
Assets
Operating lease right-of-use assets		$ 33,014
Liabilities and Stockholders' Equity
Current portion of operating lease liabilities		7,380
Accrued expenses and other current liabilities		32,586
Operating lease liabilities, net of current portion		30,076
Deferred rent and other long-term liabilities		2,610
ASU 2016-02 [Member] | Cumulative Effect Adjustment [Member]
Assets
Operating lease right-of-use assets		33,014
Liabilities and Stockholders' Equity
Current portion of operating lease liabilities		7,380
Accrued expenses and other current liabilities		(429)
Operating lease liabilities, net of current portion		30,076
Deferred rent and other long-term liabilities		$ (4,013)